Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.77%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–5.28%
Invesco Global Real Estate Income Fund, Class R6	2.02%	$9,491,387	$49,943	$(351,851)	$(465,347)	$57,475	$49,942	916,660	$8,781,607
Invesco Macro Allocation Strategy Fund, Class R6	3.26%	15,397,574	—	(371,832)	(851,088)	(52,395)	—	1,758,687	14,122,259
Total Alternative Funds		24,888,961	49,943	(723,683)	(1,316,435)	5,080	49,942		22,903,866
Domestic Equity Funds–10.89%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.82%	9,221,620	216,881	—	(1,555,298)	—	—	259,487	7,883,203
Invesco Main Street Small Cap Fund, Class R6	1.50%	7,136,773	—	(222,421)	(393,329)	(14,371)	—	323,232	6,506,652
Invesco Russell 1000 Dynamic Multifactor ETF	1.79%	8,354,904	—	(92,831)	(550,462)	38,002	19,641	162,807	7,749,613
Invesco S&P 500® Low Volatility ETF	2.06%	9,361,818	—	(220,622)	(255,644)	38,022	44,079	133,009	8,923,574
Invesco S&P 500® Pure Growth ETF	2.46%	11,701,142	459,724	—	(1,489,129)	—	—	58,068	10,671,737
Invesco S&P 500® Pure Value ETF	1.26%	5,837,219	—	(690,896)	46,703	289,687	15,722	64,013	5,482,713
Total Domestic Equity Funds		51,613,476	676,605	(1,226,770)	(4,197,159)	351,340	79,442		47,217,492
Fixed Income Funds–75.82%
Invesco 1-30 Laddered Treasury ETF	11.80%	55,884,739	—	(444,167)	(4,258,163)	(19,365)	182,959	1,515,493	51,163,044
Invesco Core Plus Bond Fund, Class R6	17.44%	82,291,759	480,672	(1,227,932)	(5,821,489)	(91,775)	487,827	7,385,863	75,631,235
Invesco Fundamental High Yield® Corporate Bond ETF	6.48%	30,588,539	—	(849,977)	(1,606,558)	(37,367)	225,428	1,529,376	28,094,637
Invesco Income Fund, Class R6	3.72%	17,642,100	140,705	(987,626)	(691,397)	30,710	140,705	2,131,373	16,134,492
Invesco International Bond Fund, Class R6	7.07%	32,555,668	239,908	(109,395)	(2,039,240)	(2,179)	239,908	6,411,038	30,644,762
Invesco Master Loan Fund, Class R6	8.15%	36,457,653	402,236	(1,438,484)	27,863	(82,176)	395,224	2,203,571	35,367,092
Invesco Taxable Municipal Bond ETF(b)	13.69%	65,933,415	—	—	(6,581,339)	—	417,525	2,000,407	59,352,076
Invesco Variable Rate Investment Grade ETF	7.47%	35,128,156	—	(2,533,812)	(196,133)	13,108	55,171	1,300,093	32,411,319
Total Fixed Income Funds		356,482,029	1,263,521	(7,591,393)	(21,166,456)	(189,044)	2,144,747		328,798,657
Foreign Equity Funds–7.78%
Invesco Developing Markets Fund, Class R6	2.55%	11,355,550	1,442,566	—	(1,746,361)	—	—	278,874	11,051,755
Invesco Global Infrastructure Fund, Class R6	0.78%	3,662,836	11,561	(337,684)	(1,048)	54,668	11,561	257,820	3,390,333
Invesco International Select Equity Fund, Class R6	2.44%	11,406,016	918,855	—	(1,734,830)	—	—	986,037	10,590,041
Invesco S&P International Developed Low Volatility ETF	2.01%	9,348,410	—	(435,319)	(267,619)	38,758	65,815	278,877	8,684,230
Total Foreign Equity Funds		35,772,812	2,372,982	(773,003)	(3,749,858)	93,426	77,376		33,716,359
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)	—	725,211	3,202,969	(3,928,180)	—	—	14	—	—
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)	0.00%	939,732	2,287,835	(3,221,898)	(3)	(251)	22	5,417	5,415
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)	—	828,813	3,660,536	(4,489,349)	—	—	10	—	—
Total Money Market Funds		2,493,756	9,151,340	(11,639,427)	(3)	(251)	46		5,415
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $445,838,685)	99.77%	471,251,034	13,514,391	(21,954,276)	(30,429,911)	260,551	2,351,553		432,641,789

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.75%
Invesco Private Government Fund, 0.31%(c)	0.83%	—	12,240,479	(8,662,346)	—	—	886(d)	3,578,133	3,578,133
Invesco Private Prime Fund, 0.34%(c)	1.92%	—	27,119,147	(18,772,735)	835	(374)	1,993(d)	8,347,708	8,346,873
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,924,171)	2.75%	—	39,359,626	(27,435,081)	835	(374)	2,879		11,925,006
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $457,762,856)	102.52%	$471,251,034	$52,874,017	$(49,389,357)	$(30,429,076)	$260,177	$2,354,432		$444,566,795
OTHER ASSETS LESS LIABILITIES	(2.52)%								(10,910,675)
NET ASSETS	100.00%								$433,656,120
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	5	June-2022	$1,132,688	$66,140	$66,140
Interest Rate Risk
Canada 10 Year Bonds	45	June-2022	4,699,596	(204,815)	(204,815)
EURO-BTP	54	June-2022	8,262,292	(347,668)	(347,668)
Euro Bund	32	June-2022	5,616,563	(280,014)	(280,014)
EURO-OAT	59	June-2022	9,888,866	(444,480)	(444,480)
Japan 10 Year Bonds	29	June-2022	35,660,424	(233,448)	(233,448)
Long Gilt	72	June-2022	11,466,269	(105,933)	(105,933)
Subtotal				(1,616,358)	(1,616,358)
Total Futures Contracts				$(1,550,218)	$(1,550,218)

(a)	Futures contracts collateralized by $2,971,511 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$432,636,374	$—	$—	$432,636,374
Money Market Funds	5,415	11,925,006	—	11,930,421
Total Investments in Securities	432,641,789	11,925,006	—	444,566,795
Other Investments - Assets*
Futures Contracts	66,140	—	—	66,140
Other Investments - Liabilities*
Futures Contracts	(1,616,358)	—	—	(1,616,358)
Total Other Investments	(1,550,218)	—	—	(1,550,218)
Total Investments	$431,091,571	$11,925,006	$—	$443,016,577

*	Unrealized appreciation (depreciation).
Invesco Select Risk: Conservative Investor Fund